PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Dec. 03, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		5,980,750	5,980,750	5,980,750
Private Placement | Private Warrants
PRIVATE PLACEMENT
Number of shares per warrant	1	1
Number of warrants per unit		0.5
Exercise price of warrant	$ 11.50	$ 11.50
Private Placement | Private Units
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	461,500	461,500
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 4,615,000	$ 4,615,000
Number of shares per unit	1	1